Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.3%
136,291	iShares 20+ Year Treasury Bond ETF	$22,250,869	1.9
293,418	iShares iBoxx Investment Grade Corporate Bond ETF	39,526,339	3.4
946,356	Xtrackers USD High Yield Corporate Bond ETF	45,519,723	4.0

	Total Exchange-Traded Funds
	(Cost $104,337,667)	107,296,931	9.3

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
3,409,927	Voya Emerging Markets Index Portfolio - Class P2	40,237,144	3.5
17,638,834	Voya International Index Portfolio - Class P2	170,567,527	14.9
2,565,828	Voya Russell Mid Cap Index Portfolio - Class P2	28,685,955	2.5
32,339,021	Voya U.S. Bond Index Portfolio - Class P2	366,401,110	31.9
24,631,298	Voya U.S. Stock Index Portfolio - Class P2	424,643,576	37.0

	Total Mutual Funds
	(Cost $971,560,249)	1,030,535,312	89.8

	Total Investments in Securities (Cost $1,075,897,916)	$1,137,832,243	99.1
	Assets in Excess of Other Liabilities	10,194,575	0.9
	Net Assets	$1,148,026,818	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$107,296,931	$–	$–	$107,296,931
Mutual Funds	1,030,535,312	–	–	1,030,535,312
Total Investments, at fair value	$1,137,832,243	$–	$–	$1,137,832,243
Other Financial Instruments+
Futures	1,164,619	–	–	1,164,619
Total Assets	$1,138,996,862	$–	$–	$1,138,996,862
Liabilities Table
Other Financial Instruments+
Futures	$(937,316)	$–	$–	$(937,316)
Total Liabilities	$(937,316)	$–	$–	$(937,316)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$40,074,360	$8,017,656	$(6,781,492)	$(1,073,380)	$40,237,144	$1,404,958	$(196,379)	$-
Voya International Index Portfolio - Class P2	155,272,833	45,481,326	(17,486,751)	(12,699,881)	170,567,527	4,754,115	159,121	-
Voya Russell Mid Cap Index Portfolio - Class P2	27,725,001	11,263,223	(8,191,040)	(2,111,229)	28,685,955	412,199	(2,246,243)	3,788,346
Voya Russell Small Cap Index Portfolio - Class P2	22,340,041	4,836,234	(26,924,434)	(251,841)	-	-	(4,489,332)	-
Voya U.S. Bond Index Portfolio - Class P2	322,460,999	121,156,719	(84,367,491)	7,150,883	366,401,110	7,340,458	4,813,098	1,860,442
Voya U.S. Stock Index Portfolio - Class P2	407,912,731	95,577,537	(78,755,439)	(91,253)	424,643,576	1,071,796	8,108,515	15,729,270
Voya High Yield Bond Fund - Class R6	-	9,535,601	(9,535,601)	-	-	56,473	758,809	-
	$975,785,965	$295,868,296	$(232,042,248)	$(9,076,701)	$1,030,535,312	$15,039,999	$6,907,590	$21,378,058

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	614	12/18/20	$46,185,080	$(814,314)
S&P 500® E-Mini	103	12/18/20	17,262,800	(98,184)
			$63,447,880	$(912,498)
Short Contracts:
Mini MSCI EAFE Index	(368)	12/18/20	(34,098,880)	1,037,599
Mini MSCI Emerging Markets Index	(106)	12/18/20	(5,769,050)	127,020
U.S. Treasury 10-Year Note	(161)	12/21/20	(22,464,531)	(24,818)
			$(62,332,461)	$1,139,801

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,085,798,770.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,183,143
Gross Unrealized Depreciation	(12,922,367)
Net Unrealized Appreciation	$52,260,776